UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Bluegrass Corporate Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Bluegrass Corporate Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
September 30, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.45% of Net Assets
Montgomery County AL Warrants	5.000%	03/01/2028	Aa1/AA*	$175,000	$187,350
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	160,164
Phenix City AL School Warrants Series B	5.000	08/01/2024	AA-*	80,000	85,566
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	265,310
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	111,094
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	706,163
AL State Public Schools & College Authority Refinancing Series A	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	139,606
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	52,284
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	205,644
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	107,527
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	304,505
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	523,503
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA-*/AA-@	200,000	205,898
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,100,348
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	890,000	936,227
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	314,049
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	101,485
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	95,432
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA-*	225,000	235,791

					5,837,946
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
25.65% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa3	120,000	120,064
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,127
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA-*	500,000	508,205
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	A2/AA-*	75,000	78,886
Auburn University AL General Fee Revenue Series A	5.000	06/01/2032	Aa2/AA-*	45,000	46,715
Auburn University AL General Fee Revenue Series A	5.000	06/01/2027	Aa2/AA-*	300,000	325,910
Auburn University AL General Fee Revenue Series A	5.000	06/01/2033	Aa2/AA-*	420,000	435,775
Auburn University AL General Fee Revenue Series A	5.000	06/01/2038	Aa2/AA-*	600,000	611,634
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	56,038
Auburn University General Fee Revenue Series A	5.000	06/01/2036	Aa2/AA-*	150,000	157,892
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA-*	450,000	463,860
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA-*	250,000	283,428
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA-*	495,000	555,167
University of AL General Revenue Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	349,076
University of AL General Revenue Series A	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	518,430
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa2/AA-*	250,000	259,393
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	112,616
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	576,895
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	102,423

					5,662,534
MUNICIPAL UTILITY REVENUE BONDS
20.07% of Net Assets
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA-*	75,000	79,041
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	85,096
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	NR	75,000	75,060
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	101,677
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	214,400
Birmingham AL Waterworks Board Water Revenue Series A	5.000	01/01/2026	Aa2/AA*	80,000	87,410
Birmingham AL Waterworks Board Water Revenue Series B	5.000	01/01/2038	Aa2/AA*	100,000	101,546
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA-*/A-@	150,000	155,882
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	650,000	653,783
Cullman County AL Water Revenue	5.000	05/01/2021	Baa1/A+*	125,000	131,527
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	102,830
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	314,112
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	485,772
Limestone County AL Water and Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	279,832
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.750	12/01/2033	AA-*	430,000	469,203
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA-*	375,000	395,798
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	259,243
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	73,444
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA-*/AA-@	275,000	287,502
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA-*	75,000	77,077

					4,430,235
PUBLIC FACILITIES REVENUE BONDS
10.44% of Net Assets
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	54,279

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
September 30, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Anniston AL Public Building Authority Revenue	5.500%	05/01/2033	AA-*	$200,000	$214,698
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA-*	400,000	420,724
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA-*	250,000	266,173
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	404,947
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	180,840
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA-*	250,000	257,338
Montgomery AL Warrants – Series A	5.000	02/01/2030	Aa2/AA+*	300,000	323,064
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	183,397

					2,305,460
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.06% of Net Assets
Tuscaloosa AL Warrants SeriesA	5.000	10/15/2034	Aa1/AA+*	175,000	183,376
Tuscaloosa AL Warrants Series A	5.125	01/01/2039	Aa1/AA+*	150,000	156,614
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	271,415
Mobile AL Refunding Warrants Series A	5.000	02/15/2027	Aa2/AA-*	335,000	359,073
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	131,999
AL State Incentives Financing Authority Special Obligation Series A	5.000	09/01/2037	Aa3/A+*	450,000	454,823

					1,557,300
PREREFUNDED BONDS
5.73% of Net Assets
Albertville AL Warrants	5.000	02/01/2035	AA-*	110,000	129,547
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	57,558
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	50,000	52,419
Huntsville AL Health Care Authority Series A	5.000	06/01/2024	A1/A*	100,000	107,593
Montgomery AL Warrants	5.000	01/01/2023	Aa2/AA+*	80,000	87,864
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	102,365
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,591
Oxford AL Warrants Series A	5.000	10/01/2036	Aa2	50,000	55,069
Phenix City AL School Warrants Series B	5.000	02/01/2017	NR	120,000	136,260
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	154,140
University of AL General Revenue Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	356,867

					1,265,273
ESCROWED TO MATURITY BONDS
1.54% of Net Assets
West Morgan – East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA-*	300,000	339,918

REFUNDING BONDS
1.15% of Net Assets
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	254,685

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.72% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	140,000	159,835

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.11% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,007

Total Investments 98.92% of Net Assets					$21,838,193

(cost $21,461,525) (See (a) below for further explanation)
Other assets in excess of liabilities 1.08%					239,129

Net Assets 100%					$22,077,322

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $21,461,432 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$617,277
Unrealized depreciation	(240,516)

Net unrealized appreciation	$376,761

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,838,193
Level 3	Significant Unobservable Inputs	—

$21,838,193

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
September 30, 2013

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.51% of Net Assets
KY Asset Liability Commission General Fund	5.000%	05/01/2020	Aa3/A+*/A+@	$2,000,000	$2,117,400
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/A+@	5,600,000	5,916,904
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/A+@	5,880,000	6,184,172
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/A+@	1,000,000	1,046,750
KY State Property & Building #93	5.300	02/01/2025	Aa3/AA-*/A+@	7,250,000	8,067,438
KY State Property & Building #93	4.900	02/01/2028	Aa3/AA-*/A+@	500,000	524,975
KY State Property & Building #93	5.300	02/01/2028	Aa3/AA-*/A+@	10,500,000	11,339,055
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/A+@	500,000	526,730
KY State Property & Building #93	5.300	02/01/2029	Aa3/AA-*/A+@	22,640,000	24,120,882
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,351,150
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,874,162
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,196,760
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,858,719
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,308,400
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,670,100
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	7,980,000	8,478,750
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,397,687
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/A+@	3,000,000	3,328,530
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/A+@	1,665,000	1,818,879
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/A+@	5,175,000	5,614,099
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/A+@	14,835,000	15,886,802
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/A+@	8,230,000	8,783,056
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/A+@	10,290,000	10,967,699
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/A+@	1,355,000	1,484,118
KY State Property & Building #88	4.800	11/01/2027	Aa3/A+*/A+@	5,800,000	6,162,210
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,679,510
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/A+@	5,000,000	5,495,550
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/A+@	13,390,000	14,440,981
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*/A+@	4,900,000	5,286,953
KY State Property & Building #90	5.400	11/01/2023	Aa3/A+*/A+@	1,200,000	1,359,492
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	27,697,015
KY State Property & Building #91	5.800	04/01/2029	A1/A+*/A@	210,000	232,569
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,736,150
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,000,000	6,303,660
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	7,641,329
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,187,022
Ky State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,084,329
KY State Property & Building #105	4.800	04/01/2031	A1/A+*/A@	2,110,000	2,186,762
KY State Property & Building #105	4.800	04/01/2032	A1/A+*/A@	2,205,000	2,274,788
KY State Property & Building #105	4.800	04/01/2033	A1/A+*/A@	2,310,000	2,366,826
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	652,519
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,038,020
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,026,890
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,201,980
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,236,910

					247,154,682
MUNICIPAL UTILITY REVENUE BONDS
14.09% of Net Assets
Campbell and Kenton CountiesSanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,631,985
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,490,964
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,693,792
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,695,840
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,821,850
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,250,060
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	A+*	395,000	395,581
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	543,758
Kentucky Rural Water FinancingCorporation	4.500	02/01/2023	A+*	1,085,000	1,202,636
Kentucky Rural Water FinancingCorporation	4.500	02/01/2024	A+*	880,000	964,964
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,488,403
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,432,133
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,808,071
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,065,900
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,661,500
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,697,693
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,313,373
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,842,175
Louisville & Jefferson CountyMetropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	24,730,000	26,306,538
Louisville & Jefferson CountyKY Metropolitan Sewer District	5.000	05/15/2022	Aa3	975,000	1,027,143
Louisville & Jefferson CountyKY Metropolitan Sewer District	5.000	05/15/2023	Aa3	1,020,000	1,073,203
Louisville & Jefferson CountyKY Metropolitan Sewer District	5.000	05/15/2024	Aa3	1,070,000	1,123,693
Louisville & Jefferson CountyKY Metropolitan Sewer District	5.000	05/01/2025	Aa3	1,120,000	1,173,984
Louisville & Jefferson CountyWaterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,180,840
Louisville & Jefferson CountyWaterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,483,649
Louisville & Jefferson CountyMetropolitan Sewer District	5.000	05/15/2026	Aa3	4,775,000	4,992,645
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,380,138

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Northern KY Water District	4.500%	02/01/2022	Aa3	$1,385,000	$1,413,420
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,146,865
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,126,390
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,804,602
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,752,091
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,102,270
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	4,710,772
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	592,246

					131,391,165
PREREFUNDED BONDS
12.24% of Net Assets
Barren County KY School District Finance Corporation	4.800	08/01/2022	Aa3	3,085,000	3,197,695
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,183,146
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,383,567
Bullitt County KY School District Finance Corporation	4.800	07/01/2022	Aa3	2,440,000	2,522,130
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,834,022
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,191,429
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Baa1/A*	1,580,000	1,623,166
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA-*	6,985,000	7,472,483
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA-*	7,340,000	7,852,259
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,758,550
Jefferson County KY School District Finance Corporation	4.600	07/01/2025	Aa2/AA-*	7,545,000	8,350,957
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,613,026
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,182,894
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA-*	5,760,000	6,246,432
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA-*	8,200,000	8,892,490
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA-*	8,300,000	9,000,935
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA-*	2,500,000	2,709,675
Knox County General Obligation	5.600	06/01/2036		2,490,000	2,762,132
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,809,265
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	1,989,675
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	1,880,000	2,020,568
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	1,970,000	2,117,297
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	2,065,000	2,219,400
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	2,165,000	2,326,877
Louisville & Jefferson County Metropolitan Health – St. Marys	6.100	02/01/2037		1,300,000	1,561,767
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA-*	9,225,000	9,917,890
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,443,960
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,865,784
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,035,540

					114,085,011
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.80% of Net Assets
KY Asset Liability Commission Federal Highway	5.300	09/01/2019	Aa3/AA*/A+@	1,765,000	2,056,896
KY Asset Liability Project	5.000	09/01/2021	Aa3/AA*/A+@	1,570,000	1,813,633
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa3/AA*/A+@	3,500,000	3,967,110
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,744,714
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	616,314
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,135,720
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,067,061
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,614,806
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,434,301
KY State Turnpike Economic Development Road Revnue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,669,494
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	4,913,215
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,396,285
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	10,894,297
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,249,140
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	5,591,938
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	1,988,504
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,432,318
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,592,499
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,105,947
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	7,898,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	9,395,691
KY Asset Liability Commission Federal Highway Trust	5.300	09/01/2025	Aa3/AA*/A+@	3,000,000	3,401,730
Kentucky State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,723,140
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,317,101

					110,020,304
REFUNDED BONDS
9.79% of Net Assets
KY State Property & Building #80	5.300	05/01/2018	Aa3/A+*/A+@	2,940,000	3,404,197
KY State Property & Building #80	5.300	05/01/2020	Aa3/A+*/A+@	1,000,000	1,181,330
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,566,393
KY State Property & Building #83	5.300	10/01/2020	Aa3/A+*/A+@	24,220,000	28,782,564
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/A+@	10,000,000	11,626,500
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/A+@	310,000	360,994
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/A+@	18,000,000	20,988,180
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	457,982

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
KY State Property & Building #104	5.000%	11/01/2021	A1/A+*/A@	$2,085,000	$2,408,279
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,487,177

					91,263,596
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.51% of Net Assets
Boyle County KY College Improvement – Centre College – A	4.800	06/01/2032	A3/AA-*	5,330,000	5,413,948
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,638,877
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,899,284
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,934,136
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,017,324
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,622,875
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025		2,030,000	2,090,190
Louisville & Jefferson County Univeristy of Louisville	4.800	03/01/2028	Aa2/AA-*	3,250,000	3,450,493
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,457,452
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	470,523
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,740,965
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,597,950

					51,334,017
HOSPITAL AND HEALTHCARE
4.95% of Net Assets
Lexington-Fayette Urban County Government Healthcare	5.300	06/01/2028	Aa3/A+*/A+@	1,000,000	1,064,810
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,117,950
Louisville & Jefferson County Metropolitan Health – Norton Healthcare	5.500	10/01/2033	A-*/A-@	2,000,000	2,043,200
KY Development Finance Authority – Baptist Heathcare	5.400	08/15/2024	A2/AA-@	1,205,000	1,338,478
KY Development Finance Authority – Baptist Healthcare	5.600	08/15/2027	A2/AA-@	4,855,000	5,320,303
KY Development Finance Authority – St. Elizabeth	5.100	05/01/2029	AA*/AA@	2,750,000	2,880,955
KY Development Finance Authority – St. Elizabeth	5.400	05/01/2034	AA*/AA@	2,560,000	2,716,134
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa3/AA-*/AA-@	2,500,000	2,528,925
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa3/AA-*/AA-@	2,410,000	2,508,690
Louisville and Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	540,000	549,018
Louisville & Jefferson County Metropolitan Health – Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,001,660
Louisville & Jefferson County Metropolitan Health – Norton Health	5.300	10/01/2036	A-*/A-@	3,460,000	3,465,709
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Aa3/AA-*/AA-@	1,000,000	1,049,420
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	Aa3/AA-*/AA-@	5,685,000	5,776,585
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Aa3/AA-*/AA-@	2,750,000	2,857,635
Pike County KY Mortgage Revenue – Phelps Regional Health	5.700	09/20/2027		2,320,000	2,349,070
Warren County Hospital	5.000	04/01/2028	A*	2,475,000	2,575,658

					46,144,200
SCHOOL IMPROVEMENT BONDS
4.73% of Net Assets
Laurel County KY School District Finance Corporation	4.800	06/01/2026	Aa3	1,000,000	1,036,370
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,027,001
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa3/AA-*	3,705,000	3,934,858
Fayette County School District Finance Corporation	5.000	10/01/2029	Aa3/AA-*	3,660,000	3,949,909
Fayette County School District Finance Corporation	5.000	10/01/2032	Aa3/AA-*	3,615,000	3,818,958
Fayette County School District Finance Corporation	5.000	10/01/2033	Aa3/AA-*	4,385,000	4,588,815
Franklin County School Building Revenue	4.800	05/01/2027	Aa3	3,570,000	3,778,345
Hardin County School District Finance Corporation	4.800	06/01/2027	Aa3	1,250,000	1,289,388
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	472,271
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	490,778
Jefferson County KY School District Finance Corporation	4.800	12/01/2026	Aa2/AA-*	3,770,000	3,994,881
Jefferson County School District Finance Corporation	4.800	06/01/2027	Aa2/AA-*	3,000,000	3,174,600
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,425,554
Laurel County KY School District Finance Corporation	4.600	08/01/2026	Aa3	3,150,000	3,302,932
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,322,373
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	524,520

					44,131,553
ESCROWED TO MATURITY BONDS
3.50% of Net Assets
Jefferson County KY Health Facilities – Alliant Health	5.100	10/01/2017	A*	3,980,000	4,198,343
Jefferson County KY Health Facilities – Alliant Health	5.100	10/01/2018	A*	26,000,000	28,427,027

					32,625,369
PUBLIC FACILITIES REVENUE BONDS
3.40% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	895,406
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,790,272
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,071,181
Taylor County Detention Facility	4.800	09/01/2027	Aa3	2,110,000	2,141,502
Louisville & Jefferson County International Convention Center	4.500	12/01/2023	A2/AA-*	2,340,000	2,400,302
Louisville & Jefferson County International Convention Center	4.500	12/01/2024	A2/AA-*	2,250,000	2,291,310
Louisville & Jefferson County International Convention Center	4.600	12/01/2025	A2/AA-*	1,490,000	1,515,449
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	705,031
Louisville & Jefferson County Metropolitan Parking Authority	5.800	12/01/2034	Aa2/AA*	2,750,000	3,133,048
River City, Inc. Parking Authority	4.800	06/01/2027	Aa2/AA*	750,000	811,590
River City, Inc. Parking Authority	4.800	06/01/2028	Aa2/AA*	940,000	1,008,507
River City, Inc. Parking Authority	4.800	06/01/2030	Aa2/AA*	1,025,000	1,080,207
River City, Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	1,160,000	1,230,099

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
River City, Inc. Parking Authority	4.800%	06/01/2031	Aa2/AA*	$1,270,000	$1,328,052
River City, Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	980,000	1,039,221
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,482,857
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,159,564
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,206,726
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,447,078

					31,737,402
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.20% of Net Assets
Greater KY Housing Assistance Corporation – Chenowith Woods	6.100	01/01/2024	Baa1/A*	390,000	390,183
KY Economic Development Finance Authority – Christian Care	5.400	11/20/2035	AA+*	1,905,000	1,983,257
KY Housing Corporation Country Place Apartments	4.800	04/20/2031	AA+*	935,000	954,504
KY Housing Corporation	4.800	07/01/2032	Aaa/AAA*	1,265,000	1,272,489
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,041,060
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,440,137
KY Housing Corporation	4.900	07/01/2023	Aaa/AAA*	1,535,000	1,585,133
KY Housing Corporation	4.900	07/01/2029	Aaa/AAA*	3,200,000	3,280,256
KY Housing Corporation	5.200	07/01/2039	Aaa/AAA*	2,400,000	2,456,305
KY Housing Corporation	4.800	07/01/2035	Aaa/AAA*	4,140,000	4,144,140

					20,547,464
AIRPORT BONDS
.59% of Net Assets
Lexington-Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	600,000	642,990
Lexington-Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,515,128
Lexington-Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,600,226
Lexington-Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,777,757

					5,536,101

Total Investments 99.31% of Net Assets					$925,970,865

(cost $891,644,809) (See (a) below for further explanation)
Other assets in excess of liabilities .69%					6,474,341

Net Assets 100%					$932,445,206

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $891,613,413 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$41,856,529
Unrealized depreciation	(7,499,077)

Net unrealized appreciation	$34,357,452

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	925,970,865
Level 3	Significant Unobservable Inputs	—

$925,970,865

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.67% of Net Assets
KY State Property & Building #94	5.000%	05/01/2017	Aa2/A+*/A+@	$500,000	$562,735
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	228,246
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	600,000	696,876
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	570,615
KY State Property & Building #87	5.000	03/01/2017	Aa3/A+*/A+@	850,000	956,973
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/A+@	100,000	111,765
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/A+@	4,500,000	4,969,125
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/A+@	1,000,000	1,050,020
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/A+@	955,000	1,041,981
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA-*/A+@	2,000,000	2,101,400
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/A+@	2,230,000	2,433,108
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA-*/A+@	100,000	109,593
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	220,305
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,666,474
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA-*/A+@	200,000	228,044
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	272,988
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	290,295
KY State Property & Building #90	5.750	11/01/2019	Aa3/A+*/A+@	200,000	236,732
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	562,102
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	114,723
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/A+@	510,000	586,281
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA-*/A+@	200,000	227,416
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/A+@	835,000	897,834
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	871,650
KY State Property & Building #99	5.000	11/01/2021	Aa3/A+*/A+@	1,000,000	1,150,890
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/A+@	1,000,000	1,066,060
KY Association of Counties	4.250	02/01/2017	AA-*	500,000	535,785
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	126,514
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	283,078

					24,169,608
TURNPIKES/TOLLROAD/HIGHWAY BONDS
15.67% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA*/A+@	2,000,000	2,116,260
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/A+@	275,000	297,561
KY Asset Liability Project Notes	4.500	09/01/2016	Aa3/AA*/A+@	175,000	192,631
KY Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA*/A+@	1,500,000	1,704,615
KY Asset Liability Projects – Federal Highway	4.200	09/01/2018	Aa3/AA*/A+@	1,500,000	1,635,030
KY Asset Liability Project Notes	4.300	09/01/2019	Aa3/AA*/A+@	1,400,000	1,511,440
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	2,250,000	2,422,755
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,849,873
KY Turnpike Authority Economic Development Road Revenue	4.125	07/01/2019	Aa2/AA+*/A+@	105,000	116,273
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	837,113

					13,683,551
SCHOOL IMPROVEMENT BONDS
14.58% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	771,579
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	151,405
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	292,452
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	155,000
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	945,341
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	322,179
Daviess County School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	107,461
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa3/AA-*	140,000	146,857
Fayette County School District Finance Corporation	4.375	05/01/2021	Aa3/AA-*	200,000	213,562
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	188,603
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	204,189
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,517,421
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	209,362
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA-*	200,000	225,898
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	103,087
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	190,394
Laurel County School District Finance Corporation	4.500	06/01/2020	Aa3	350,000	379,508
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	309,510
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,810,629
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	474,867
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	817,028
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,414,561
Warren County School District Finance Corporation	4.000	04/01/2018	Aa3	725,000	783,892

					12,734,785

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
12.43% of Net Assets
KY State Property & Building #82	5.250%	10/01/2015	Aa3/AA-*/A+@	$2,525,000	$2,758,385
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA-*/A+@	1,260,000	1,456,182
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	867,698
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,040,185
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/A+@	1,000,000	1,162,650
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,224,762
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,155,050
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	197,696

					10,862,608
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.02% of Net Assets
Boyle County Centre College	5.000	06/01/2018	A3/AA-*	200,000	223,150
Boyle County Centre College	5.000	06/01/2020	A3/AA-*	150,000	165,953
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,357,238
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,849,050
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	528,790
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA-*	320,000	362,022
KY Asset Liability – University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	106,493
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa2/AA-*	300,000	323,013
Northern KY University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	165,543
Western KY University	4.000	09/01/2020	Aa3/A+*	290,000	307,478
Western KY University	3.000	09/01/2014	Aa3/AA-*	1,000,000	1,019,650
Western Ky University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,347,509

					8,755,889
MUNICIPAL UTILITY REVENUE BONDS
7.51% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	273,047
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	559,362
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	566,015
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	316,362
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	261,298
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa1/A+*	60,000	61,017
KY State Rural Water Finance Corporation	4.500	08/01/2021	Baa1/A+*	100,000	107,421
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	392,404
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,347,783
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	111,164
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	536,705
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,072,390
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2016	Aa3/AA*	175,000	187,312
Paducah Electric Plant	3.000	10/01/2014	A3/A-@	750,000	766,830

					6,559,110
HOSPITAL AND HEALTHCARE
3.68% of Net Assets
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	114,052
Ky Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	163,652
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	168,644
KY Development Finance Authority – King’s Daughters	5.000	02/01/2016	A2/A*/A+@	1,000,000	1,080,270
KY Economic Development – Baptist Healthcare System	4.750	08/15/2019	A2/AA-@	110,000	121,877
KY Development Finance Authority – St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	426,028
KY Economic Development Finance Authority – Catholic Health	4.000	05/01/2015	Aa3/AA-*/AA-@	250,000	254,638
KY Economic Development Finance Authority – Norton Health	6.000	10/01/2018	Baa1/A*	560,000	566,557
Warren County Hospital	4.000	04/01/2020	A*	300,000	317,967

					3,213,685
PUBLIC FACILITIES REVENUE BONDS
3.67% of Net Assets
Lexington Fayette Urban County Government	5.000	06/01/2021	Aa3/A+*/A+@	500,000	571,350
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	177,494
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,637,667
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	498,739
Todd County Public Properties- Court House Facilities	3.250	06/01/2019	Aa3	100,000	105,621
Whitley County Public Properties – Justice Center	3.375	09/01/2019	Aa3	200,000	213,088

					3,203,959
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.77% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,548,990

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
1.75% of Net Assets
Christian County School District Finance Corporation	4.000%	08/01/2019	Aa3	$720,000	$765,994
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	221,621
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA-*	175,000	191,958
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2015	Aa3/AA-*	325,000	349,245

					1,528,818

Total Investments 98.75% of Net Assets					$86,261,003

(cost $83,158,632) (See (a) below for further explanation)
Other assets in excess of liabilities 1.25%					1,089,147

Net Assets 100%					$87,350,150

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $83,158,632 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,315,409
Unrealized depreciation	(213,038)

Net unrealized appreciation	$3,102,371

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	86,261,003
Level 3	Significant Unobservable Inputs	—

$86,261,003

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.92% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125%	09/01/2034	Aa2	$95,000	$99,055
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	181,801
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	91,754
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	107,831
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	63,903
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA-*	55,000	59,506
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA-*	150,000	158,888
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA-*	45,000	46,997
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA-*	250,000	263,250
MS State University Educational Building Corporation Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	237,481
MS State University Educational Building Corporation Revenue	5.000	08/01/2028	Aa2/A+*/AA@	30,000	31,447
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	52,637
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	182,948
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2/AA@	100,000	103,957
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	218,592
University Southern MS Education Building – Series A	5.000	03/01/2022	Aa2	100,000	108,086
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	52,102
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	108,152
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	106,634

					2,275,021
PUBLIC FACILITIES REVENUE BONDS
17.23% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	54,421
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	333,115
MS State Capital Improvement Projects – Series A	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	159,005
MS State Capital Improvement Projects – Series A	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	507,206
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	139,395
MS State Development Bank Special Obligation Refunding – City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	158,426
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA-*	100,000	104,180

					1,455,748
TURNPIKES/TOLLROAD/HIGHWAY BONDS
14.28% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	135,063
MS Development Bank Special Obligation Highway – Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	233,399
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	264,926
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	131,826
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	228,696
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	212,770

					1,206,680
MUNICIPAL UTILITY REVENUE BONDS
9.72% of Net Assets
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA-*	55,000	57,346
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	46,188
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	347,168
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	238,453
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A1/AA-*	125,000	132,085

					821,240
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.02% of Net Assets
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA-*	80,000	87,690
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA-*	150,000	159,907
MS Development Bank Special Obligation Canton – Series A	5.750	10/01/2031	A2	370,000	404,170
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	10,000	10,500
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	10,000	10,300

					677,717
SCHOOL IMPROVEMENT BONDS
6.82% of Net Assets
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	76,215
MS State Development Bank Special Obligation – Jackson Schools	5.000	04/01/2028	A+*	475,000	500,336

					576,551
HOSPITAL AND HEALTHCARE
4.34% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	136,484
Medical Center Educational Building Corporation – University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	102,371
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA-*	120,000	128,196

					367,051
REFUNDED BONDS
4.03% of Net Assets
MS State Refunding – Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	59,710
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA-*	135,000	145,687
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA-*	125,000	135,507

					340,904

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
3.90% of Net Assets
MS Development Special Obligation Madison County Highway	5.000%	01/01/2027	Aa3/AA-*	$295,000	$329,521

AIRPORT BONDS
2.07% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	175,090

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.36% of Net Assets
MS Home Corporation Single Family Mortgage – Series E-1	5.050	12/01/2028	Aaa	30,000	30,714

ESCROWED TO MATURITY BONDS
.31% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	25,000	25,960

Total Investments 98.00% of Net Assets					$8,282,197

(cost $8,198,826) (See (a) below for further explanation)
Other assets in excess of liabilities 2.0%					168,789

Net Assets 100%					$8,450,986

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $8,198,638 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$220,459
Unrealized depreciation	(136,900)

Net unrealized appreciation	$83,559

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,282,197
Level 3	Significant Unobservable Inputs	—

$8,282,197

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.04% of Net Assets
Mooresville NC Certificates of Participation	5.000%	09/01/2032	AA-*	$1,890,000	$1,951,633
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA-*	780,000	840,628
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA-*	750,000	791,730
Wilson County Certificates ofParticipation Public Facilities	5.000	05/01/2029	A1/AA-*	1,355,000	1,408,523
Asheville NC Water System Revenue	4.750	08/01/2027	Aa2/AA*	1,000,000	1,041,180
Beaufort NC Limited Obligation	5.000	06/01/2025	A1	500,000	553,670
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	778,673
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	2,924,350
NC State Municipal Power Agency Number 1 Catawba Electric Revenue Series B	5.000	01/01/2031	A2/A*/A@	500,000	519,840
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,080,000
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/A*/A-@	1,000,000	1,225,590
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,171,180
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	A3/AA-*/AA-@	915,000	1,112,814
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	299,918
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,672,963
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	540,630

					18,913,322
SCHOOL IMPROVEMENT BONDS
17.76% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	2,045,000	2,199,847
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,047,880
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,103,000
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	805,747
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,068,950
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,789,406
Forsyth County NC Certificatesof Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	572,451
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	799,913
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA-*	300,000	320,559
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,083,560
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	590,865
Mecklenburg County NC Certificates of Participation Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	443,581
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	A-*	1,680,000	1,725,024
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA-*	1,250,000	1,359,338
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA-*	1,000,000	1,052,600

					15,962,721
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.43% of Net Assets
Pitt County NC Limited Obligation Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	107,693
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	248,510
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	358,816
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	792,938
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2031	Aa3/AA*	500,000	540,160
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,308,613
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	524,475
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	810,000	860,844
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AAA*/AAA@	1,000,000	1,058,530
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,330,984
University of NC at Charlotte Series A	5.000	04/01/2031	Aa3/AA-*	750,000	813,173
University of NC Greensboro	5.000	04/01/2031	Aa3/A+*	500,000	536,110
University of NC System Pool Revenue Series A	5.000	10/01/2033	Aa3/A+*	430,000	441,687
University of NC System Pool Revenue Series A	5.000	10/01/2026	A1	1,000,000	1,065,930
University of NC System Pool Revenue Series A	5.000	10/01/2033	A1	1,000,000	1,047,710
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,088,587
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	Baa1/A*	1,000,000	1,040,310
University of NC Wilmington Student Housing Project	5.000	06/01/2025	Baa1/A*	580,000	604,968

					14,770,038
PUBLIC FACILITIES REVENUE BONDS
9.96% of Net Assets
Chatham County NC Limited Obligation	4.500	06/01/2033	Aa3/AA*	815,000	834,650
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,624,350
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	503,944
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	927,692
Mecklenburg County NC Certificates of Participation Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,087,080
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	209,548
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,357,158
Winston Salem NC Limited Obligation Series B	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	848,424
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	357,452
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	280,805
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	105,305
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	814,178

					8,950,586
HOSPITAL AND HEALTHCARE
9.92% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	457,335
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,146,135
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	775,815
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA-*	500,000	527,205
NC Medical Care Community Hospital Revenue – Stanly Hospital	5.375	10/01/2014	BBB+@	10,000	10,025
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A1/AA-*	1,100,000	1,125,585

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.250%	06/01/2029	A1/AA-*	$645,000	$691,750
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	A1/AA-*	405,000	414,740
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,709,596
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/A+*/A+@	500,000	524,175
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	513,055
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A1/AA-*	1,000,000	1,019,830

					8,915,246
REFUNDING BONDS
7.02% of Net Assets
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	340,000	354,545
Dare County NC Limited Obligation Refunding Series D	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	107,792
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	565,216
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	147,661
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,074,190
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,592,803
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	839,930
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	547,050
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	620,348
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA-*	435,000	463,379

					6,312,914
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.71% of Net Assets
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	500,000	545,480
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	270,243
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	509,290
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa2/AA+*/AA+@	750,000	783,518
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	367,414
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,096,320
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,559,144
Wilmington NC Certificates of Participation Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	251,950
Winston Salem NC Certificatesof Participation	4.750	06/01/2031	AA+*/AA+@	620,000	648,260

					6,031,619
AIRPORT BONDS
4.86% of Net Assets
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/A+*/A+@	1,000,000	1,036,260
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,085,620
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	250,442
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,537,957
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	462,638

					4,372,917
PREREFUNDED BONDS
2.63% of Net Assets
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	268,248
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	A-*	275,000	351,313
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	553,910
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,136,920
Winston Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	55,414

					2,365,805
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.26% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	543,785
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,489,845

					2,033,630

Total Investments 98.59% of Net Assets					$88,628,798

(cost $86,980,742) (See (a) below for further explanation)
Other assets in excess of liabilities 1.41%					1,271,514

Net Assets 100%					$89,900,312

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $86,978,185 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,742,119
Unrealized depreciation	(1,091,506)

Net unrealized appreciation	$1,650,613

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	88,628,798
Level 3	Significant Unobservable Inputs	—

$88,628,798

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2013

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.51% of Net Assets
Monroe NC Certificates of Participation	4.000%	03/01/2019	Aa3/AA-*	$100,000	$109,201
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	270,223
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA-*	200,000	220,156
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA-*	160,000	177,701
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA-*	350,000	376,089
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	150,909
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016		385,000	399,930
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	779,482
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	232,132
NC State Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	143,196
NC Eastern Municipal Power Agency – Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	101,508
NC Eastern Municipal Power Agency – Series A	5.000	01/01/2016	/A-*A-@	50,000	54,514
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	270,175
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA-*/A-@	550,000	624,916
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA-*	100,000	119,292
NC Eastern Municipal Power Agency – Series B	3.250	01/01/2015	Baa1/A-*/A-@	250,000	258,670
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	226,514
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	144,016
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	107,152
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	279,273
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	136,668
Onslow NC Water & Sewer	4.250	06/01/2022	Baa1/A+*	150,000	158,780

					5,340,494
SCHOOL IMPROVEMENT BONDS
18.22% of Net Assets
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA-*	400,000	418,592
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA-*	150,000	174,348
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	134,343
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	191,799
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	53,429
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	193,769
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	234,243
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	167,873
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	115,155
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	227,204
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/A*	200,000	212,590
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA-*	125,000	136,381
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA-*	200,000	222,526
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA-*	250,000	265,468
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	50,000	51,464
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	467,534
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA-*/AA-@	200,000	221,634
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	138,364
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	152,158
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	104,755
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA-*	105,000	120,118
Sampson County NC Certificates of Participation	5.000	06/01/2014	A2/AA-*	50,000	51,474
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA-*	400,000	442,540
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	245,164

					4,742,923
PREREFUNDED BONDS
15.00% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	37,851
Brunswick County NC CommunityCollege – Series B	4.250	05/01/2022	Aa2/AA*/AA@	125,000	139,650
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	110,476
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2016	Aa2	125,000	129,126
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2018	Aa2	125,000	129,126
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	281,141
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	200,000	202,026
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	300,000	323,079
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	A2/AA-*	1,100,000	1,149,324
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	A1/AA-*/AA-@	50,000	51,867
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	157,178
Randolph County NC Certificates of Participation	5.000	02/01/2021	Aa3	100,000	110,216
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	226,888
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA-*	205,000	237,855
Rutherford County NC Certificates of Participation	4.000	12/01/2019	A1/AA-*	200,000	223,918
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA-*	100,000	116,027
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	278,450

					3,904,198

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
12.15% of Net Assets
Cabarrus County NC Certificates of Participation	5.625%	02/01/2016	Aa2/AA*/AA@	$125,000	$138,345
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	479,720
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	290,272
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	105,261
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	124,911
Durham County NC Certificates of Participation – Series A	5.000	06/01/2020	Aa1/AA+*	435,000	502,081
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	274,253
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	660,120
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA-*	225,000	251,366
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	118,119
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA-*	100,000	108,436
Wilmington NC Certificates of Participation – Series A	4.200	06/01/2019	Aa2/AA*/AA@	100,000	109,853

					3,162,735
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.06% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	164,147
NC State Capital Improvement Obligation – Series A	5.000	05/01/2021	Aa1/AA+*/AA+@	500,000	582,725
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	130,190
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	112,661
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	110,008
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	169,266
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	470,875
Salisbury NC Certificates of Participation	5.000	03/01/2019	A1/AA-*	145,000	165,077
NC State Public Improvement – Series A	5.000	03/01/2019	Aaa/AAA*	15,000	15,819
NC State Capital Improvement Obligation Annual Appropriation – Series A	5.000	05/01/2022	Aa1/AA+*/AA+@	155,000	177,780

					2,098,548
REFUNDING BONDS
7.37% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	212,802
Dare County NC Limited Obligation – Series D	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	110,328
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	230,166
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	245,394
Cabarrus County NC Certificates of Participation – Series A	5.000	04/01/2021	AA*	150,000	173,352
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	82,050
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	402,077
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	196,929
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA-*	150,000	158,175
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	106,508

					1,917,781
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.71% of Net Assets
University NC Wilmington Certificates of Participation	5.250	06/01/2021	Baa1/A*	100,000	105,799
University NC Wilmington Certificates of Participation	5.000	06/01/2014	Baa1/A*	40,000	41,133
University NC Wilmington Certificates of Participation	4.250	06/01/2017	Baa1/A*	300,000	318,987
University NC Wilmington Certificates of Participation	4.375	06/01/2019	Baa1/A*	100,000	105,048
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA-*	100,000	108,817
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	42,612
University of NC – Series A	4.250	10/01/2021	A1	100,000	107,208
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	280,933
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	379,806
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA-*	230,000	257,221

					1,747,563
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.39% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	220,428
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	221,444
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	164,319
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA-*	100,000	104,234
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA-*	180,000	201,330
NC Medical Care – Caromont Health	3.250	02/15/2018	A1/AA-*	370,000	387,693
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA-*/AA-@	100,000	103,333

					1,402,781
AIRPORT BONDS
2.33% of Net Assets
Charlotte NC Airport – Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	108,605
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	376,681
Raleigh Durham NC Airport Authority – Series B	5.000	11/01/2017	Aa3/AA-@	105,000	120,591

					605,877
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.36% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	Aa3/AA*/A+@	310,000	353,261

LEASE REVENUE BONDS
1.02% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	266,785

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.53% of Net Assets
NC Housing Finance Agency Series 31-B	3.850%	01/01/2017	Aa2/AA*	$130,000	$136,695

Total Investments 98.65% of Net Assets					$25,679,640

(cost $25,061,033) (See (a) below for further explanation)
Other assets in excess of liabilities 1.35%					356,034

Net Assets 100%					$26,035,674

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $25,061,033 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$758,698
Unrealized depreciation	(140,091)

Net unrealized appreciation	$618,607

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,679,640
Level 3	Significant Unobservable Inputs	—

$25,679,640

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
38.89% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$768,113
Columbia TN Refunded – Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,325,254
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,047,370
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	907,598
Metropolitan Government Nashville and Davidson County	5.000	10/01/2033	Aa1/AA*	500,000	542,210
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2026	AA+*/AA@	250,000	273,798
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	260,238
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,284,388
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,085,050
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2032	Aa2/AA-*	480,000	506,966
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,104,960
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	522,735
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	930,356
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,691,257
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2026	Baa1/AA*	1,000,000	1,063,630
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2031	Baa1/AA*	740,000	768,622
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,046,840
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,518,278
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,083,150
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	747,306
Knox-Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,076,770
Metropolitan Government Nashville and Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	485,746
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,260,968
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	543,390
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,548,545
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	618,614
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA-*	1,125,000	1,210,736
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	506,330
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,558,892
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,280,507
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,300,751
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,624,163

					39,493,531
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.10% of Net Assets
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,074,860
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,396,160
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	534,340
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,478,477
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,522,886
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,873,723
TN State School Board Authority Higher Education Facilities	5.000	05/01/2039	Aa1/AA*/AA+@	500,000	525,255
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,059,460
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,291,669
Shelby County TN Health Educational Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	532,630

					12,289,460
PUBLIC FACILITIES REVENUE BONDS
9.90% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA-*	100,000	112,068
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,656,930
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	793,448
Pigeon Forge Industrial Development Board TN	5.000	06/01/2024	AA*	600,000	683,406
Pigeon Forge Industrial Development Board TN	5.000	06/01/2027	AA*	1,400,000	1,559,040
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,323,223
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	903,890
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	541,305
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	801,428
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	680,072

					10,054,810
PREREFUNDED BONDS
9.24% of Net Assets
Franklin County TN Health & Educational Facilities Board University South Project	5.000	09/01/2025	A+*	1,000,000	1,086,450
Johnson City TN Health & Educational Facilities Escrowed Series 2000 A	5.125	07/01/2025	A*	270,000	270,670
Knoxville TN Waste Water System Revenue Improvement – Series A	5.000	04/01/2037	Aa2/AA+*	370,000	396,055
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2/AA-*	500,000	517,850
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa1/AA*	4,025,000	4,659,018
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2024	Aa1/AA*	565,000	597,883
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa1/A*	205,000	235,145
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa1/A*	35,000	40,147
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,582,303

					9,385,521
HOSPITAL AND HEALTHCARE
8.21% of Net Assets
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,514,085
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	786,233
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	4,990,017
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A2/AA-*	1,000,000	1,046,840

					8,337,175
REFUNDING BONDS
6.36% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	Baa1	250,000	254,208
Greene County TN General Obligation – Series B	5.000	06/01/2024	A1	505,000	541,991
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA-*	100,000	106,581
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa1/AA*	1,195,000	1,292,703
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa1/AA*	205,000	219,559
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2027	Aa1/AA*	500,000	563,695
Pigeon Forge TN Refunding -Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,062,000

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Shelby County TN Refunding – Series A	5.000%	03/01/2026	Aa1/AA+*/AA+@	$1,200,000	$1,358,292
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA*/AA@	1,000,000	1,062,490

					6,461,519
STATE AND LOCAL MORTGAGE/HOUSING BONDS
5.53% of Net Assets
Metro Nashville and DavidsonCounty TN Multi Family Housing	4.600	11/01/2026		775,000	777,263
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aa1	255,000	255,084
TN Housing Development Agency – Series 1B	5.000	07/01/2029	Aa1/AA+*	625,000	636,931
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	610,000	638,011
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	445,000	458,096
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	695,000	712,660
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,405,000	1,443,722
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	675,000	699,719

					5,621,486
SCHOOL IMPROVEMENT BONDS
4.53% of Net Assets
Cleveland TN General Obligation – Series A	5.000	06/01/2027	Aa3/A+*	680,000	718,019
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,117,620
Overton County TN Refunding Schools General Obligation	5.000	04/01/2018	Baa1	500,000	520,035
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,487,088
Smith County TN General Obligation	5.000	04/01/2021		720,000	758,830

					4,601,592
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.15% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	897,150
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	631,132
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	652,394

					2,180,676
ESCROWED TO MATURITY BONDS
1.22% of Net Assets
Johnson City TN Health & Education Facilities Medical Center	5.000	07/01/2018	A*	135,000	135,279
Johnson City TN Health & Education Facilities Mountain State	6.500	07/01/2014	Baa1/A*/BBB+@	1,000,000	1,035,560
Metro Nashville and Davidson County TN Water and Sewer	6.500	12/01/2014	A*	60,000	64,339

					1,235,178
INDUSTRIAL REVENUE BONDS
0.92% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA-*	850,000	930,878

Total Investments 99.05% of Net Assets					$100,591,826

(cost $98,327,689) (See (a) below for further explanation)
Other assets in excess of liabilities .95%					964,696

Net Assets 100%					$101,556,522

*	Standard and Poor’s Corporation
**	When-Issued security or extended settlement – see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $98,327,651 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,194,531
Unrealized depreciation	(930,394)

Net unrealized appreciation	$2,264,137

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	100,591,826
Level 3	Significant Unobservable Inputs	—

$100,591,826

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
20.27% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$423,520
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	210,373
Memphis TN General Obligation – Series A	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	288,450
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*	215,000	242,913
Metropolitan Government Nashville & Davidson County TN Refunding – Series D	5.000	07/01/2021	Aa1/AA*	175,000	203,320
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa1/AA*	250,000	270,413
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	166,044
Rhea County TN	3.000	04/01/2018	A1	200,000	211,314
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	233,824

					2,250,171
MUNICIPAL UTILITY REVENUE BONDS
16.56% of Net Assets
Castalian Springs – Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	273,697
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2021	AA+*/AA@	400,000	451,412
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	185,934
Cross Anchor TN Utility District	4.250	12/01/2015	AA-*	65,000	69,493
Cross Anchor TN Utility District	4.250	12/01/2016	AA-*	65,000	70,765
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	106,066
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	54,806
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA-*	125,000	147,205
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA-*	100,000	107,360
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA-*	100,000	108,817
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	127,797
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	134,300

					1,837,652
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
13.93% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	150,000	165,662
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	201,684
Claiborne County TN Public Improvement – Series A	5.000	04/01/2017	A+*	170,000	191,845
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA-*	100,000	113,827
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	115,104
Memphis TN – Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	218,356
Tennessee State – Series A	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	367,945
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	172,198

					1,546,621
PREREFUNDED BONDS
13.60% of Net Assets
Maury County TN School and Public Improvement	5.000	04/01/2016	Aa2	750,000	767,618
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	471,303
Metropolitan Government Nashville and Davidson County	5.000	01/01/2019	Aa1/AA*	200,000	230,964
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	40,065

					1,509,950
SCHOOL IMPROVEMENT BONDS
9.08% of Net Assets
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	230,444
Madison County TN Refunding – School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	186,648
Robertson County TN School	4.000	06/01/2020	Aa3/AA-*	250,000	271,133
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA-*	100,000	111,291
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	208,452

					1,007,968
HOSPITAL AND HEALTHCARE
6.53% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	AA-*	265,000	286,725
Shelby County Health Education	5.250	09/01/2020	A2/AA-*	400,000	438,024

					724,749
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.06% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	115,000	119,152
TN Housing Development Agency – Series 1B	4.800	07/01/2024	Aa1/AA+*	210,000	217,913
TN Housing Development Agency Homeownership Program – 2	2.950	01/01/2015	Aa1/AA+*	95,000	97,300
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	238,321

					672,686
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.96% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	500,000	550,855

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
4.94% of Net Assets
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000%	11/01/2017	Aa3/AA-*/A+@	$275,000	$307,670
Metropolitan Government Nashville & Davidson County TN Convention	5.000	07/01/2015	A1/A*	125,000	133,460
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	106,769

					547,899
AIRPORT BONDS
2.32% of Net Assets
Metropolitan Nashville Airport Authority – Series A	4.500	07/01/2014	A2/AA-*	250,000	257,464

Total Investments 98.25% of Net Assets					$10,906,015

(cost $10,709,849) (See (a) below for further explanation)
Other assets in excess of liabilities 1.75%					193,198

Net Assets 100%					$11,099,213.00

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,709,849 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$262,414
Unrealized depreciation	(66,248)

Net unrealized depreciation	$196,166

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,906,015
Level 3	Significant Unobservable Inputs	—

$10,906,015

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
57.43% of Net Assets
Federal Farm Credit Bank	5.300%	06/24/2014	Aaa/AA+*/AAA@	$1,250,000	$1,297,194
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,764,558
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	429,347
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,175,487
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,366,240
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,295,078
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	750,000	676,880
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	698,260

					12,703,044
FEDERAL HOME LOAN BANK
31.41% of Net Assets
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	252,886
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	529,820
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,047,784
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,159,940
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	573,618
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,383,147

					6,947,195
FEDERAL NATIONAL MORTGAGE ASSOCIATION
5.99% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,324,918

FEDERAL HOME LOAN MORTGAGE
4.07% of Net Assets
Federal Home Loan Mortgage Corporation	2.500	11/08/2024	Aaa/AA+*/AAA@	1,000,000	899,871

Total Investments 98.90% of Net Assets					$21,875,028

(cost $21,747,035) (See (a) below for further explanation)
Other assets in excess of liabilities 1.10%					243,938

Net Assets 100%					$22,118,966

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $21,747,035 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$360,505
Unrealized depreciation	(232,512)

Net unrealized appreciation	$127,993

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

Valuation Inputs	Government Agencies	Total
Level 1 Quoted Prices	—	—
Level 2 Other Significant Observable Inputs	22,585,993	$22,585,993
Level 3 Significant Unobservable Inputs	—	—

$22,585,993

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013. The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issurer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
30.54% of Net Assets
Commonwealth Financing Authority PA	6.218%	06/01/2039	A1/AA-*/AA-@	$225,000	$244,955
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA-*	500,000	527,380
East Bethel MN Build America Utilities	7.000	02/01/2040	Aa3	250,000	266,005
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	348,588
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA-*	500,000	557,350
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA-*	40,000	43,440
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	63,471
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA-@	250,000	272,035
Heber UT Light & Power Build America	7.000	12/15/2030	A2/AA-@	500,000	555,700
Louisville & Jefferson County KY Sewer District Build America	5.980	05/15/2040	Aa3/AA*/AA-@	250,000	279,088
Louisville & Jefferson County KY Sewer District Build America	6.250	05/15/2043	Aa3/AA*/AA-@	75,000	89,321
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	241,078
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	A2/AA-*/A+@	250,000	262,600
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	419,536
St Petersburg FL Public Utilities Revenue	6.600	10/01/2040	Aa2/AA@	105,000	112,266
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	451,400
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA-*	60,000	60,307
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	105,077

					4,899,597
PUBLIC FACILITIES REVENUE BONDS
30.47% of Net Assets
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2/AA*	515,000	554,923
Franklin County OH Convention Facilities Build America	6.640	12/01/2042	Aa2/AA*	130,000	138,574
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA-*/AA-@	70,000	70,781
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	160,000	183,603
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	559,790
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	55,327
Las Vegas NV Certificates of Participation	7.800	09/01/2039	Aa3/AA-*/AA-@	60,000	67,844
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	836,843
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	168,488
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	A1	100,000	101,302
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	291,400
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	280,000	327,732
Metro Government Nashville & Davidson County TN Sports Authoity	5.231	07/01/2033	Aa2/AA-*	100,000	102,683
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	160,000	190,074
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa2/A*	125,000	138,805
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	306,714
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	792,366

					4,887,249
SCHOOL IMPROVEMENT BONDS
14.36% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	444,448
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	166,155
Armstrong School District PA Build America	7.000	03/15/2041	AA-*	750,000	807,600
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	101,011
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA-*	350,000	386,666
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	290,197
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	108,154

					2,304,231
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.70% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	276,055
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	276,587
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA-*	500,000	551,955
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	111,819
Scottsboro AL Build America	6.400	11/01/2040	A2/AA-*	250,000	268,650
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	70,934

					1,556,000
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.08% of Net Assets
CO State School of Mines Enterprises Revenue Build America	6.090	12/01/2029	Aa2/AA-*	110,000	118,792
Maine Health and Higher Education Facilities Authority	6.667	07/01/2039	Aa2	200,000	215,200
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	119,853
OK Development Finance Authority Lease Revenue	5.650	06/01/2041	AA*/AA@	410,000	419,434
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	101,238

					974,517
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.04% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	327,303

REFUNDING BONDS
1.77% of Net Assets
Bexar County TX Revenue Venue Project – Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	284,315

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
September 30, 2013

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
1.73% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329%	02/01/2031	Aa3/AA*	$250,000	$277,130

STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.22% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	200,000	195,632

Total Investments 97.91% of Net Assets					$15,705,974

(cost $14,893,216) (See (a) below for further explanation)
Other assets in excess of liabilities 2.09%					335,504.00

Net Assets 100%					$16,041,478

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $14,893,216 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,003,868
Unrealized depreciation	(191,110)

Net unrealized appreciation	$812,758

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,705,974
Level 3	Significant Unobservable Inputs	—

$15,705,974

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending September 30, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issurer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On October 25, 2013 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on October 25, 2013 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  Thomas P. Dupree, Sr., President /s/

Date:  October 25, 2013

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  October 25, 2013